                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
8/8/12

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:         $51,559 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                               FORM 13-F
                               6/30/2012

           NAME OF REPORTING MANAGER:  HAVERFORD FINANCIAL SERVICES


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
APPLE INC                COM            037833100        807.72   1,382.00  SH            SOLE               1,124        0      258
ABBOTT LABS              COM            002824100      1,648.19  26,816.00  SH            SOLE              22,949        0     3867
ACCENTURE PLC
 IRELAND                 SHS CLASS A    G1151C101      1,586.58  28,078.00  SH            SOLE              23,356        0     4722
AFLAC INC                COM            001055102        342.10   6,918.00  SH            SOLE               6,918        0        0
APACHE CORP              COM            037411105      1,181.60  13,452.00  SH            SOLE              10,882        0     2570
AIR PRODS & CHEMS
 INC                     COM            009158106        231.66   3,378.00  SH            SOLE               3,378        0        0
BECTON DICKINSON &
 CO                      COM            075887109      1,652.64  21,863.00  SH            SOLE              18,613        0     3250
BLACKROCK INC            COM            09247X101      1,177.92   6,935.00  SH            SOLE               5,566        0     1369
CATERPILLAR INC DEL      COM            149123101      1,202.14  15,734.00  SH            SOLE              13,597        0     2137
CONOCOPHILLIPS           COM            20825C104      1,190.94  22,332.00  SH            SOLE              19,225        0     3107
COVIDIEN PLC             SHS            G2554F113      1,130.34  21,130.00  SH            SOLE              16,968        0     4162
CISCO SYS INC            COM            17275R102        848.90  49,463.00  SH            SOLE              39,509        0     9954
CVS CAREMARK
 CORPORATION             COM            126650100      1,862.97  39,842.00  SH            SOLE              31,813        0     8029
CHEVRON CORP NEW         COM            166764100      1,629.58  16,423.00  SH            SOLE              13,525        0     2898
DU PONT E I DE
 NEMOURS & CO            COM            263534109      1,882.59  39,898.00  SH            SOLE              33,576        0     6322
DISNEY WALT CO           COM DISNEY     254687106      2,763.99  61,450.00  SH            SOLE              51,434        0    10016
EATON CORP               COM            278058102      1,780.69  41,851.00  SH            SOLE              34,206        0     7645
HEWLETT PACKARD CO       COM            428236103        385.65   7,593.00  SH            SOLE               7,593        0        0
GLAXOSMITHKLINE PLC      SPONSORED ADR  37733W105         11.94     262.00  SH            SOLE                 262        0        0
INTERNATIONAL
 BUSINESS MACH           COM            459200101      1,495.27   8,169.00  SH            SOLE               6,727        0     1442
INTEL CORP               COM            458140100      1,459.89  57,534.00  SH            SOLE              48,967        0     8567
ILLINOIS TOOL WKS
 INC                     COM            452308109          8.52     161.00  SH            SOLE                 161        0        0
JOHNSON CTLS INC         COM            478366107      1,260.11  45,500.00  SH            SOLE              36,460        0     9040
JOHNSON & JOHNSON        COM            478160104      1,611.91  24,211.00  SH            SOLE              20,492        0     3719
J.P. MORGAN CHASE &
 CO                      COM            46625H100      1,247.49  34,950.00  SH            SOLE              28,188        0     6762
COCA COLA CO             COM            191216100      1,210.83  16,579.00  SH            SOLE              13,936        0     2643
MCDONALDS CORP           COM            580135101      1,477.52  17,997.00  SH            SOLE              15,415        0     2582
MERCK & CO INC NEW       COM            58933Y105         13.44     322.00  SH            SOLE                 322        0        0
MICROSOFT CORP           COM            594918104      1,881.88  62,651.00  SH            SOLE              53,988        0     8663
NOVARTIS AG              SPONSORED ADR  66987V109      1,583.54  28,372.00  SH            SOLE              23,208        0     5164
NYSE EURONEXT            COM            629491101      1,732.48  67,316.00  SH            SOLE              56,650        0    10666
PEPSICO INC              COM            713448108      1,847.14  26,767.00  SH            SOLE              21,911        0     4856
PROCTER & GAMBLE CO      COM            742718109      1,447.81  23,473.00  SH            SOLE              19,282        0     4191
QUALCOMM INC             COM            747525103      1,448.81  26,024.00  SH            SOLE              20,735        0     5289
TIFFANY & CO NEW         COM            886547108        729.78  13,780.00  SH            SOLE              10,996        0     2784
UNION PAC CORP           COM            907818108      1,347.73  13,147.00  SH            SOLE              11,401        0     1746
UNITED PARCEL
 SERVICE INC             CL B           911312106         11.18     142.00  SH            SOLE                 142        0        0
UNITED TECHNOLOGIES
 CORP                    COM            913017109      1,899.13  25,835.00  SH            SOLE              22,317        0     3518
WELLS FARGO & CO
 NEW                     COM            949746101      2,295.67  70,343.00  SH            SOLE              57,559        0    12784
WAL MART STORES INC      COM            931142103        289.00   5,345.00  SH            SOLE               5,345        0        0
WASTE MGMT INC DEL       COM            94106L109          8.55     256.00  SH            SOLE                 256        0        0
EXXON MOBIL CORP         COM            30231G102      1,934.19  24,024.00  SH            SOLE              20,189        0     3835
                                                      51,559.99